Segment Information (Schedule of Revenues by Geographic Region) (Details) - USD ($) $ in Millions	3 Months Ended													12 Months Ended
	Dec. 31, 2018		Sep. 30, 2018	Jun. 30, 2018	[1]	Mar. 31, 2018	[1]	Dec. 31, 2017		Sep. 30, 2017	Jun. 30, 2017	[1]	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 47,993	[1]	$ 45,739	$ 38,986		$ 38,038		$ 41,676	[1],[2]	$ 39,668	$ 39,837		$ 39,365	$ 170,756	$ 160,546	$ 163,786
Net Property, Plant & Equipment	131,473							125,222						131,473	125,222	124,899
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues														154,795	149,841	154,039
Net Property, Plant & Equipment	123,457							118,200						123,457	118,200	118,664
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues														4,073	1,064	1,122
Net Property, Plant & Equipment	1,634							392						1,634	392	374
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues														3,100	2,913	2,472
Net Property, Plant & Equipment	3,467							3,619						3,467	3,619	2,520
Brazil [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues														2,724	2,948	2,797
Net Property, Plant & Equipment	1,213							1,447						1,213	1,447	1,265
Asia/Pacific Rim [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues														2,214	829	817
Net Property, Plant & Equipment	408							194						408	194	189
All other Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues														3,055	2,743	2,348
Net Property, Plant & Equipment	1,217							1,294						1,217	1,294	1,828
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues														795	208	191
Net Property, Plant & Equipment	$ 77							$ 76						$ 77	$ 76	$ 59

[1]	Includes actuarial gains and losses on pension and postretirement benefit plans (Note 14).
[2]	Includes an asset abandonment charge (Note 7) and the impact of federal corporate income tax reform (Note 13).